Ordinary shares (Details)				1 Months Ended		12 Months Ended
	Oct. 26, 2015 shares	Nov. 01, 2013 shares	Jul. 20, 2011 shares	Dec. 31, 2015 shares	Jun. 30, 2015 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013
Ctrip
Ordinary shares
Number of additional ordinary shares issued				4,000,000
ADSs
Ordinary shares
Number of additional ordinary shares issued		12,612,800			6,842,106
ADSs | Ctrip | Baidu
Ordinary shares
Stock exchange ratio	0.725
Ordinary shares
Ordinary shares
Number of ordinary shares outstanding		342,183,204
Ordinary shares | Baidu
Ordinary shares
Number of additional ordinary shares issued			181,402,116
Ordinary shares | Ctrip
Ordinary shares
Shares exchanged (in shares)	11,488,381
Class A ordinary shares
Ordinary shares
Shares exchanged (in shares)						210,781,507
Number of ordinary shares outstanding		302,850,254		13,517,672		13,517,672	224,299,179
Class A ordinary shares | Ctrip | Baidu
Ordinary shares
Shares exchanged (in shares)	178,702,519
Class B ordinary shares
Ordinary shares
Number of additional ordinary shares issued		1,000,000			20,526,318
Shares issued from share options exercised						42,070,053	16,492,497
Number of ordinary shares outstanding		39,332,950		419,204,400		419,204,400	134,376,522
Number of underlying shares represented by one ADR		3		3		3	3	3
Class B ordinary shares | 2014 Baidu Warrants
Ordinary shares
Number of additional ordinary shares issued					11,450,000
Class B ordinary shares | Ctrip
Ordinary shares
Shares exchanged (in shares)				65,900,000
Number of shares owned after the transaction (in shares)	190,152,519
Class B ordinary shares | Ctrip | Baidu
Ordinary shares
Shares exchanged (in shares)	11,450,000